NATURE OF BUSINESS (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nature of business [Abstract]
Total number of vessels	20	17	15
Average approximate deadweight tons per vessel (in deadweight tons)	156,000
Number of vessels chartered on bareboat charters		2
Schedule of Vessels [Line Items]
Number of vessels the fleet has increased over prior year	3
Number of vessels categorized as newbuilding		2
Nordic Hawk [Member]
Schedule of Vessels [Line Items]
Deadweight tons	151,475
Nordic Hunter [Member]
Schedule of Vessels [Line Items]
Deadweight tons	151,400
Nordic Freedom [Member]
Schedule of Vessels [Line Items]
Deadweight tons	163,455
Nordic Voyager [Member]
Schedule of Vessels [Line Items]
Deadweight tons	149,591
Nordic Fighter [Member]
Schedule of Vessels [Line Items]
Deadweight tons	153,328
Nordic Discovery [Member]
Schedule of Vessels [Line Items]
Deadweight tons	153,328
Nordic Sprite [Member]
Schedule of Vessels [Line Items]
Deadweight tons	147,188
Nordic Grace [Member]
Schedule of Vessels [Line Items]
Deadweight tons	149,921
Nordic Harrier [Member]
Schedule of Vessels [Line Items]
Deadweight tons	151,475
Nordic Saturn [Member]
Schedule of Vessels [Line Items]
Deadweight tons	157,332
Nordic Jupiter [Member]
Schedule of Vessels [Line Items]
Deadweight tons	157,411
Nordic Apollo [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,999
Nordic Cosmos [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,998
Nordic Moon [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,999
Nordic Mistral [Member]
Schedule of Vessels [Line Items]
Deadweight tons	164,236
Nordic Passat [Member]
Schedule of Vessels [Line Items]
Deadweight tons	164,274
Nordic Vega [Member]
Schedule of Vessels [Line Items]
Deadweight tons	163,000
Nordic Breeze [Member]
Schedule of Vessels [Line Items]
Deadweight tons	158,597
Nordic Aurora [Member]
Schedule of Vessels [Line Items]
Deadweight tons	147,262
Nordic Zenith [Member]
Schedule of Vessels [Line Items]
Deadweight tons	158,645